Preferred shares (Detail Textuals) - CNY (¥)			1 Months Ended		12 Months Ended
	Oct. 15, 2015	Sep. 06, 2015	Oct. 24, 2016	Mar. 16, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 19, 2018
Temporary Equity [Line Items]
Dividends declared					¥ 0.000	¥ 0.000	¥ 8,604,000
Fair value per ordinary share at the commitment date					¥ 73.80
Reversal of accretion on Series C preferred shares						120,000,000
Temporary Equity, Modification Of Preferred Shares								¥ 861,000
Series A preferred shares
Temporary Equity [Line Items]
Dividends declared							4,602,000
Liquidation preference amount of preferred shares						18,293,000
Series A preferred shares | Hangzhou Handing Yuyou Share Investment Partnership (Llp) [Member]
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares)		9,146,250
Capital injection for Series A, A+ and B preferred shares		¥ 18,293,000
Preferred shares, conversion price		¥ 1.00
Series A+ preferred shares
Temporary Equity [Line Items]
Dividends declared							920,000
Liquidation preference amount of preferred shares						3,658,000
Series A+ preferred shares | Zhejiang Zheshang Lihai Venture Capital Partnership (Llp) And Hangzhou Lihai Hulian Venture Capital Partnership (Llp) [Member]
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares)	1,829,250
Capital injection for Series A, A+ and B preferred shares	¥ 3,658,000
Series B preferred shares
Temporary Equity [Line Items]
Dividends declared							1,534,000
Liquidation preference amount of preferred shares						6,098,000
Series B preferred shares | Zhejiang Handing Yuyou Financial Service Co., Ltd [Member]
Temporary Equity [Line Items]
Capital injection for Series A, A+ and B preferred shares (in shares)				3,048,800
Capital injection for Series A, A+ and B preferred shares				¥ 6,098,000
Series C redeemable convertible preferred shares
Temporary Equity [Line Items]
Dividends declared							¥ 1,548,000
Percentage of preferred shares original issuance price as redemption price pursuant to condition					100.00%
Percentage of annual simple return added in original issuance price pursuant to condition					15.00%
Percentage of number of calendar days between date shareholder acquired preferred share on which such preferred share redeemed divided by 365 days					150.00%
Liquidation preference amount of preferred shares						360,000,000
Preferred shares, conversion price					¥ 79.12
Reversal of accretion on Series C preferred shares						¥ 120,000,000
Series C redeemable convertible preferred shares | Hefei Zhongan Runxin Fund Investment Partnership (Llp), Suzhou Weixin Zhonghua Investment Partnership (Llp) And Wenjing Yisheng Investment Co., Ltd. [Member]
Temporary Equity [Line Items]
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs) (in shares)			3,074,400
Issuance of Series C redeemable convertible preferred shares (net of nil issuance costs)			¥ 240,000,000
Class A ordinary shares | IPO
Temporary Equity [Line Items]
Number of convertible preferred shares									17,098,700